Trade Payables and Accrued Expenses - Summary of Trade Payables and Accrued Expenses (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Trade and other current payables [abstract]
Trade payables	₨ 21,985		₨ 23,275
Accrued expenses	66,267		65,291
Trade payables and accrued expenses	₨ 88,252	$ 1,033	₨ 88,566